Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 12,540	$ 12,512	$ 13,169	$ 14,971	$ 17,477
Provision for credit losses	2,528	3,770	2,442	1,395	2,309
Interest income on certain impaired loans	(186)	(205)	(198)	(211)	(264)
Loan charge-offs	(4,587)	(5,247)	(4,454)	(4,724)	(6,410)
Loan recoveries	1,659	1,727	1,562	1,779	1,901
Net loan charge-offs	(2,928)	(3,520)	(2,892)	(2,945)	(4,509)
Allowance related to business combinations/other	6	(17)	(9)	(41)	(42)
Allowance for credit losses, ending balance	11,960	12,540	12,512	13,169	14,971
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	7,394	6,872
Provision for credit losses	(261)	1,644
Interest income on certain impaired loans	(59)	(45)
Loan charge-offs	(872)	(1,488)	(811)	(717)	(991)
Loan recoveries	426	428	424	673	776
Net loan charge-offs	(446)	(1,060)
Allowance related to business combinations/other	4	(17)
Allowance for credit losses, ending balance	6,632	7,394	6,872
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	5,146	5,640
Provision for credit losses	2,789	2,126
Interest income on certain impaired loans	(127)	(160)
Loan charge-offs	(3,715)	(3,759)	(3,643)	(4,007)	(5,419)
Loan recoveries	1,233	1,299	1,138	$ 1,106	$ 1,125
Net loan charge-offs	(2,482)	(2,460)
Allowance related to business combinations/other	2	0
Allowance for credit losses, ending balance	$ 5,328	$ 5,146	$ 5,640